Other Borrowings - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Federal Home Loan Banks [Abstract]
Unused borrowing capacity with FHLB	$ 1,080,000
Interest expense, federal home loan bank and federal reserve bank advances, long-term	$ 2,000	$ 2,400	$ 200
FHLB stock as a percentage of outstanding advances	4.50%
Available for sale and loans, pledged to secure other borrowings	$ 2,500,000
Federal Home Loan Bank, Advances, Fixed Rate
Federal Home Loan Banks [Abstract]
FHLB, advances, fixed rate, terminated	50,000
Federal reserve bank advances
Federal Home Loan Banks [Abstract]
FRB	0	0
Average borrowings	200	4,500	26,400
Unused borrowing capacity	501,800
Interest expense	$ 10	$ 190	$ 750
Minimum
Federal Home Loan Banks [Abstract]
Federal home loan bank, advances, interest rate	125.00%
FHLB stock as a percentage of unpaid principal balance	0.10%
Maximum
Federal Home Loan Banks [Abstract]
Federal home loan bank, advances, interest rate	165.00%